OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension asset	$ 4	$ 2
Unrealized monetary hedge gain	0	1
Other	1	0
Other assets	$ 5	$ 3